FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 482		$ 482		$ 522
Cash equivalents	354		354		214
Derivative financial assets	260		260		214
Derivative financial liabilities	(118)		(118)		(71)
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	0		0		0
Derivative financial liabilities	36		36		28
Hedges of net investment in foreign operations | Fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(2)	$ 99	(13)	$ 87
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	260		260		208
Derivative financial liabilities	77		77		42
Cash flow hedges | Fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	113		113		70
Cash flow hedges | Fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	89	$ 42	38	$ 134
Derivative financial assets	$ 260		$ 260		$ 208